UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22329

Nuveen Mortgage Opportunity Term Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Mortgage Opportunity Term Fund (JLS)
September 30, 2013

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Long-Term Investments - 130.0%
	Mortgage-Backed Securities - 129.5%
	Residential - 129.5%
$ 2,700	American Credit Auto Receivables 12-3D, 144A	5.000%	9/15/15	BB	$2,694,703
1,835	AmeriCredit Automobile Receivables Trust, Series 2010-2 Class E, 144A	8.660%	10/10/17	AA-	1,953,554
6,500	Argent Securities Inc., Asset-Backed Pass-Through Certificates, Series 2005-W2	0.680%	10/25/35	B-	4,901,436
1,000	Asset Backed Funding Corporation, Asset-Backed Certificates Series 2006-OPT1	0.430%	9/25/36	CCC	654,178
3,639	Banc of America Alternative Loan Trust, Pass-Through Certificates, Series 2006-6, (3)	6.000%	7/25/46	Caa3	2,954,264
2,130	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2006-6, (3)	5.390%	10/10/45	Ba1	2,261,764
1,205	Banc of America Commercial Mortgage Inc., Commercial Mortgage Pass-Through Certificates, Series 2007-4, (3)	5.810%	2/10/51	A	1,319,591
7,800	Banc of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2006-G, (3)	0.501%	7/20/36	Caa1	6,658,002
4,719	Banc of America Mortgage Securities Inc, Mortgage Pass-Through Certificates, Series 2007-1	6.000%	3/25/37	Caa3	4,334,360
1,035	Bank of America Funding Corporation, Mortgage Pass-Through Certificates, Series 2007-C	2.860%	5/20/36	Caa2	892,764
8,081	Bank of America Funding Trust, 2007-A 2A1, (3)	0.352%	2/20/47	CCC	6,782,588
9,111	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2006-AA2	0.360%	1/25/37	Caa3	6,378,558
7,073	BCAP LLC Trust, Mortgage Pass-Through Certificates, Series 2007 AA1 2A1	0.370%	3/25/37	Caa3	5,670,770
3,726	Bear Stearns Adjustable Rate Mortgage Trust 2005-3, (3)	2.738%	6/25/35	CCC	3,208,064
5,740	Bear Stearns Adjustable Rate Mortgage Trust 2007-5, (3)	5.308%	8/25/47	D	4,931,368
1,275	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-2	5.750%	7/25/36	D	1,022,862
5,103	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2006-4, (3)	2.756%	10/25/36	D	3,815,806
8,713	Bear Stearns Adjustable Rate Mortgage Trust, Mortgage Pass-Through Certificate Series 2007-4, (3)	5.975%	6/25/47	D	7,586,925
1,832	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates Series 2005-12	5.456%	2/25/36	Caa3	1,219,037
6,346	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1, (3)	5.167%	2/25/47	D	5,223,094
3,929	Bear Stearns Adjustable Rate Mortgage Trust, Pass-Through Certificates, Series 2007-1, (3)	2.831%	2/25/47	D	3,026,083
4,248	Bear Stearns Alt-A Trust II, Mortgage Pass-Through Certificates Series 2007-1	2.902%	9/25/47	D	2,478,410
6,190	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	0.350%	6/25/46	Ca	3,170,500
6,754	Bear Stearns Alt-A Trust, Mortgage Pass-Through Certificates, Series 2006-8	2.854%	8/25/46	Ca	3,975,563
2,429	Bear Stearns Asset Backed Securities I Trust 2002-EC2	0.590%	2/25/36	BBB	2,277,858
3,300	Bear Stearns Commercial Mortgage Securities Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-T25, (3)	5.835%	9/11/42	AAA	3,650,302
2,761	CAI Funding II Limited, Series 2012-1A, 144A	3.470%	10/25/27	A	2,741,038
6,490	Carrington Mortgage Loan Trust, Asset Backed Pass-Through Certificates, Series 2005-NC5, (3)	0.670%	10/25/35	BB-	5,238,572
6,985	Carrington Securities LP, Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2007-HE1	0.340%	6/25/37	CCC	5,144,473
7,623	Chaseflex Trust Series 2007-2, (3)	0.470%	5/25/37	CCC	6,715,366
1,562	Citigroup Mortgage Loan Inc., Mortgage Pass-Through Certificates, Series 2006- AR2	2.921%	3/25/36	Caa3	1,296,771
3,200	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	2.846%	8/25/35	Caa2	2,768,525
9,188	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR1	0.410%	1/25/37	CCC	6,530,116
2,272	Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2007-AR4	5.198%	3/25/37	D	1,811,285
2,023	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates Series 2007-AR8	2.851%	7/25/37	Caa3	1,662,950
2,538	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	5.023%	11/25/36	D	1,708,127
3,858	Citigroup Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-AR7	2.912%	11/25/36	D	2,828,640
3,820	Commercial Mortgage Pass-Through Certificates Series 2012-CR4, 144A, (3)	4.579%	10/15/45	BBB-	3,328,500
2,884	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2005-63	5.460%	11/25/35	Ca	2,150,938
767	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2006-6CB	5.750%	5/25/36	Ca	551,680
6,355	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-19, (3)	6.000%	8/25/37	D	4,965,034
2,541	Countrywide Alternative Loan Trust, Mortgage Pass-Through Certificates, Series 2007-3T1	6.000%	4/25/37	Caa3	1,993,218
200	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY5R	5.544%	3/25/47	Caa2	194,844
7,521	Countrywide Alternative Loan Trust, Securitization Pass-Through Certificates Series 2007-HY7C A1	0.319%	8/25/37	Caa3	5,415,479
2,710	Countrywide Asset Backed Certificates Trust 2005-IM1	0.590%	11/25/35	BBB+	2,402,496
5,753	Countrywide Asset-Backed Certificates Trust, Series 2006-17, (3)	0.340%	3/25/47	AAA	4,171,585
2,666	Countrywide CHL Mortgage Pass-Through Trust 2006-HYB1	2.648%	3/20/36	CCC	2,075,928
1,495	Countrywide CHL Mortgage Pass-Through Trust Series 2005-HY10	3.323%	2/20/36	Caa3	1,268,857
6,126	Countrywide Home Loans Mortgage Pass-Through Certificates, Series 2005-HYB7, (3)	5.207%	11/20/35	Caa3	5,155,976
1,093	Countrywide Home Loans Mortgage Pass-Through Trust Certificates Series 2007-HY5	5.465%	9/25/37	D	970,257
1,034	Countrywide Home Loans Mortgage Pass-Through Trust Certificates, Series 2006-HYB3	2.679%	5/20/36	Caa3	842,230
7,251	Countrywide Home Loans Mortgage Pass-Through Trust, Series 2007-HY1 1A1, (3)	3.116%	4/25/37	D	5,779,805
4,453	Countrywide Home Loans, Asset-Backed Certificates Trust, Series 2005-13, (3)	0.440%	4/25/36	Ba3	4,327,905
241	CPS Auto Trust, 144A	7.500%	4/15/18	A+	244,905
5,257	Credit Suisse Adjustable Rate Mortgage Trust 2005-9	0.460%	11/25/35	B+	4,679,688
6,069	Credit Suisse Adjustable Rate Mortgage Trust 2006-3, Pass-Through Certificates, (3)	0.299%	8/25/36	CCC	3,661,731
1,092	Credit Suisse Adjustable Rate Mortgage Trust 2007-2	0.400%	6/25/37	Caa3	816,339
4,047	Credit Suisse First Boston Mortgage Acceptance Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2005-12	2.979%	3/25/36	Caa3	3,086,027
1,403	Credit Suisse First Boston Mortgage Securities Corporation, Adjustable Rate Mortgage-Backed Pass-Through Certificates, Series 2006-2	2.704%	5/25/36	D	1,260,034
15,030	Fannie Mae Guaranteed REMIC Pass-Through Certificates Series 2011-15, (I/O)	6.870%	3/25/41	Aaa	2,806,111
4,727	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)	6.450%	12/25/36	Aaa	703,264
6,449	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)	6.210%	12/25/36	Aaa	848,534
10,427	Fannie Mae Real Estate Mortgage Investment Conduit, Pass-Through Certificates, (I/O)	6.110%	8/25/37	Aaa	1,598,152
14,173	Fannie Mae Real Estate Mortgage Investment Conduit, Series, 2012-9 CS, (I/O)	6.360%	2/25/42	Aaa	2,359,200
2,816	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.390%	10/25/36	Aaa	467,423
6,456	Fannie Mae REMIC Pass-Through Certificates, (I/O)	6.265%	1/25/40	Aaa	997,496
6,073	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.459%	5/15/36	Aaa	926,041
8,792	Federal Home Loan Mortgage Corporation, REMIC, (I/O)	6.429%	7/15/36	Aaa	1,312,089
6,500	First Franklin Mortgage Loan Trust, Collateralized Mortgage Obligation, Series 2005-FFH3, (3)	0.720%	9/25/35	B3	5,865,659
3,971	First Horizon Alternative Mortgage Securities Trust, Mortgage Pass-Through Certificates Series 2006-FA3	6.000%	7/25/36	Caa3	3,358,469
1,098	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates Series 2005-A7	2.260%	9/25/35	Caa2	971,972
7,729	First Horizon Alternative Mortgage Securities Trust, Pass-Through Certificates, Series 2006-FA8	0.690%	2/25/37	Caa3	4,886,711
3,595	First Horizon Alternative Mortgage Securities, Mortgage Pass-Through Certificates, Series 2006-FA3, (3)	6.000%	7/25/36	Caa3	3,040,213
241	First Horizon Mortgage Pass-Through Certificates Trust, Series 2007-AR1	2.598%	5/25/37	D	191,743
2,449	First Horizon Mortgage Pass-Through Trust, Mortgage Pass-Through Certificate Series 2007-AR2	2.516%	8/25/37	D	1,995,089
8,061	Freddie Mac Collateralized Mortgage REMIC Series 3028, (I/O)	6.559%	9/15/35	Aaa	1,321,557
3,042	Freddie Mac Mortgage Loan, Series 3311 IB, (I/O)	6.219%	5/15/37	Aaa	480,348
6,138	Freddie Mac Multi-Class Certificates, (I/O)	6.109%	8/15/35	Aaa	875,916
1,281	Freddie Mac Multi-Class Certificates, (I/O)	6.959%	6/15/36	Aaa	188,678
3,654	Freddie Mac Multi-Class Certificates, (I/O)	6.809%	8/15/36	Aaa	510,252
8,170	Freddie Mac Multi-Class Certificates, (I/O)	6.509%	12/15/36	Aaa	1,328,786
2,178	Freddie Mac Multi-Class Certificates, (I/O)	6.479%	12/15/36	Aaa	236,169
4,103	Freddie Mac Multi-Class Certificates, (I/O)	6.209%	6/15/39	Aaa	512,824
3,505	Freddie Mac Multi-Class Certificates, (I/O)	6.009%	10/15/39	Aaa	528,329
12,353	Freddie Mac Multi-Class Certificates, (I/O)	6.029%	1/15/40	Aaa	1,538,896
5,991	Freddie Mac Multi-Class Certificates, (I/O)	6.259%	2/15/40	Aaa	845,634
10,572	Freddie Mac Multiclass Certificates, Series 3157, (I/O)	6.959%	5/15/36	Aaa	1,609,283
3,758	Freddie Mac Multiclass Certificates, Series 3502, (I/O)	5.929%	1/15/39	AAA	495,051
4,000	Freddie Mac Multifamily Mortgage Trust, Series 2011-K704, 144A	4.533%	10/25/30	AA+	4,060,528
2,870	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2010-K6, 144A	5.357%	12/25/46	Aaa	3,018,434
1,115	Freddie Mac Multifamily Mortgage Trust, Structured Pass-Through Certificates, Series 2012-K710, 144A	3.949%	6/25/47	A-	1,081,942
6,257	Freddie Mac Multifamily Structured Pass-Through Certificates Series KF01, (I/O)	1.969%	7/25/40	Aaa	822,335
1,630	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K013, (I/O)	2.884%	1/25/43	Aaa	265,863
17,405	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K025, (I/O)	1.750%	11/25/40	Aaa	2,077,287
5,400	Freddie Mac Multifamily Structured Pass-Through Certificates, Series K701, (I/O)	2.108%	7/25/48	Aaa	407,894
13,676	Freddie Mac Multifamily Structures Pass- Through Certificates, Series 2011-K012, (I/O)	2.288%	1/25/41	Aaa	1,818,922
11,406	Freddie Mac Multifamily Structures Pass-Through Certificates Series K031, (I/O)	1.712%	7/25/41	Aaa	1,348,355
3,057	Freddie Mac REMICS, (I/O)	6.379%	9/15/36	Aaa	512,926
15,800	Freddie Mac Structured Pass-Through Certificates, Series K711 X3, (I/O)	1.619%	8/25/40	Aaa	1,251,976
5,655	GMAC Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AR5, (3)	3.478%	9/19/35	CCC	5,223,339
5,237	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2005-AF2, (3)	6.000%	12/25/35	D	4,234,434
3,869	GMACM Mortgage Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1	3.909%	4/19/36	Caa3	3,246,003
5,392	Goldman Sachs GSAA Home Equity Trust, Series 2006-4 4A2, (3)	0.420%	3/25/36	Caa3	4,558,574
7,993	Goldman Sachs GSAA Home Equity Trust, Series 2007-8	0.640%	8/25/37	CCC	6,545,081
5,716	Goldman Sachs Mortgage Securities Corporation, Home Equity Asset-Backed Certificates Trust 2007-1	0.270%	2/25/37	CCC	2,742,336
7,479	Goldman Sachs Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-AR1 2A4, (3)	2.774%	1/25/36	D	6,548,376
1,698	Government National Mortgage Association Pool, (I/O)	4.500%	10/20/39	Aaa	436,905
11,858	Granite Master Issuer PLC Series 2006-3, (3)	0.272%	12/20/54	Aaa	11,668,514
2,317	GSAA Home Equity Trust Series 2007-5	0.311%	5/25/37	CCC	1,221,583
3,152	GSAA Home Equity Trust Series 2007-5	5.788%	3/25/47	CCC	2,261,021
4,378	GSR Mortgage Loan Trust, Mortgage Pass- Through Certificates, Series 2006-AR2, (3)	2.732%	4/25/36	D	3,624,858
4,298	GSR Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2007-AR2	2.868%	5/25/47	D	3,547,202
7,858	HomeBanc Mortgage Trust, Mortgage Backed Notes 2005-5	0.444%	1/25/36	Caa1	6,415,224
4,196	HSI Asset Securitization Corporation, Mortgage Pass-Through Certificates, Series 2006-HE1	0.300%	10/25/36	CCC	2,056,856
2,000	Impac Secured Assets Corporation 2004-3	1.708%	11/25/34	AA+	1,669,464
2,088	IndyMac INDA Mortgage Loan Trust, Series 2006-AR1	5.332%	8/25/36	B2	2,029,411
4,299	IndyMac INDA Mortgage Loan Trust, Series 2007-AR3, (3)	5.715%	7/25/37	Caa2	3,890,586
3,301	IndyMac INDX Mortgage Loan Trust, Series 2006-AR15	0.310%	7/25/36	D	2,424,829
7,969	IndyMac INDX Mortgage Loan Trust, Series 2007-AR7 2A1	2.187%	6/25/37	Ca	5,710,246
4,170	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-LDP8	5.480%	5/15/45	A3	4,301,368
1,441	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A5	6.000%	1/25/37	Caa3	1,203,933
6,680	JPMorgan Chase Commercial Mortgage Securities Corporation, Commercial Mortgage Pass-Through Certificates, Series 2006-S4 A8, (3)	0.570%	1/25/37	Caa3	4,119,627
5,000	JPMorgan Chase Commercial Mortgage Securities Trust, Pass-Through Certificates Series 2006-LDP9, (3)	5.337%	5/15/47	Ba1	5,083,440
2,300	JPMorgan Chase Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2006-CB17 AM	5.464%	12/12/43	Ba1	2,342,513
7,500	JPMorgan Mortgage Acquisition Corporation, Asset-Backed Pass-Through Certificates, Series 2007-CH5, (3)	0.450%	5/25/37	Caa1	5,122,290
4,486	JPMorgan Mortgage Acquisition Trust, Series 2006-A6	4.788%	10/25/36	Caa2	3,701,139
2,107	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2006-A4	2.783%	6/25/36	Caa2	1,677,087
780	JPMorgan Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-A4	2.781%	6/25/37	D	669,156
6,579	LB UBS Commercial Mortgage Trust Series 2007-C2, Pass-Through Certificates	5.493%	2/15/40	A	6,792,046
2,500	LB UBS Commercial Mortgage Trust, Series 2006-C4, (3)	5.886%	6/15/38	Ba2	2,580,193
4,993	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-2, (3)	5.800%	8/25/36	Caa2	4,217,790
7,520	Merrill Lynch Mortgage Backed Securities Trust, Mortgage Loan Asset Backed Notes, Series 2007-3	3.124%	6/25/37	D	5,719,471
9,065	Merrill Lynch Mortgage Investors Trust, Mortgage Loan Asset-Backed Certificates, 2005-A9, (3)	2.610%	12/25/35	CCC	8,419,933
3,800	Merrill Lynch Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C1 AM	5.749%	6/12/50	B-	3,805,400
5,000	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-IQ14, (3)	5.691%	4/15/49	Ba2	5,100,505
4,600	Morgan Stanley Capital I Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-TOP25, (3)	5.544%	11/12/49	A1	5,016,033
3,430	Morgan Stanley Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2006-3AR	2.803%	3/25/36	Caa3	2,540,757
6,003	Mortgage IT Trust, Mortgage-Backed Notes, Series 2005-5, (3)	0.450%	12/25/35	BB+	5,317,230
280	Oaktree Real Estate Investment Vehicle 2012 LVI-A, 144A	4.000%	10/20/44	Baa3	279,941
619	Popular Asset Backed Securities Mortgage Pass-Through Trust 2005-2 M1	5.417%	4/25/35	B-	504,776
4,377	Renaissance Home Equity Loan Trust 2005-3, (3)	4.934%	8/25/35	Ba3	4,196,559
5,000	Renaissance Home Equity Loan Trust Asset Backed Certificates, Series 2007-3	6.998%	9/25/37	CCC	2,821,115
4,381	Residential Accredit Loans Inc., Hybrid Adjustable Rate Mortgages, 2006-QA6	0.380%	7/25/36	Caa3	3,169,061
7,605	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA10 A31, (3)	3.799%	9/25/35	Caa3	6,168,377
4,787	Residential Accredit Loans Inc., Mortgage Asset-Backed Pass-Through Certificates, Series 2006-QS1, (3)	5.750%	1/25/36	Caa3	3,991,041
2,602	Residential Accredit Loans Inc., RALI Mortgage Asset-Backed Pass-Through Certificates, Series 2005-QA6	3.290%	5/25/35	Ca	2,068,466
3,500	Residential Asset Mortgage Products Inc. Asset Backed Pass-Through Certificates, Series 2005-RS7	0.690%	7/25/35	B	2,870,676
7,295	Residential Asset Mortgage Products, Mortgage Asset-Backed Pass-Through Certificates, Series 2006-NC2	0.480%	2/25/36	CCC	5,743,879
3,130	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates Series 2007-SA3	3.953%	7/27/37	D	2,535,563
2,072	Residential Funding Mortgage Securities I Inc., Mortgage Pass-Through Certificates, Series 2006-SA3	3.924%	9/25/36	D	1,688,988
3,699	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	3,110,960
3,956	Residential Funding Mortgage Securities I, Mortgage Pass-Through Certificates, Series 2007-SA2	3.212%	4/25/37	Caa2	3,327,502
3,317	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	5.750%	1/25/36	Caa3	2,704,600
2,530	Residential Funding Mortgage Securities I, Mortgage Pass-Through Securities Series 2006-S1	3.361%	2/25/36	Caa2	2,176,186
2,524	Residential Funding Mortgage Securities Inc. Mortgage Pass-Through Certificates Series 2006-SA2	3.777%	8/25/36	D	2,096,052
6,246	Sequoia Mortgage Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.523%	2/20/47	CCC	5,204,441
1,025	Sierra Receivables Funding Company, Series 2011-1A, 144A	6.190%	4/20/26	BB	1,051,363
400	SMA Issuer LLC 2012-LV1, 144A	3.500%	8/20/25	Baa3	400,824
953	Soundview Home Equity Loan Trust 2004-WMC1 M1	0.940%	1/25/35	BB+	851,763
5,946	Structured Adjustable Rate Mortgage Loan Pass-Through Trust, Series 2007-6 2A1, (3)	0.380%	7/25/37	CCC	4,369,663
3,552	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-2	2.972%	4/25/37	D	2,893,830
834	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	5.650%	10/25/37	Caa1	754,516
1,931	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificate Series 2007-4	3.318%	10/25/37	Caa1	1,739,008
5,585	SunTrust Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2007-1, (3)	2.959%	2/25/37	D	4,591,160
3,842	TAL Advantage LLC, Series 2013-1A A, 144A	2.830%	2/22/38	A	3,715,667
3,019	Thornburg Mortgage Securities Trust, Mortgage Loan Pass-Through Certificates, Series 2005-1, (3)	2.429%	4/25/45	A+	3,025,452
4,200	Wachovia Bank Commercial Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2007-C30, (3)	5.413%	12/15/43	B	4,006,787
3,825	Wachovia Commercial Mortgage Trust, Pass-Through Certificates, Series 2005-C21, 144A	5.241%	10/15/44	BB	3,726,063
2,197	Washington Mutual Mortgage Pass-Through Certificates Trust 2006-AR14	2.377%	11/25/36	D	1,822,281
3,195	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR	5.000%	1/25/37	D	2,532,093
2,068	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY6	5.452%	6/25/37	D	1,768,091
2,978	Washington Mutual Mortgage Securities Corporation, Mortgage Pass-Through Certificates, Series 2006-5	6.000%	7/25/36	Ca	2,162,467
6,925	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR, (3)	4.812%	12/25/36	D	5,451,609
5,022	Washington Mutual Mortgage Securities Corporation, Pass-Through Certificates, Series 2006-AR, (3)	2.373%	12/25/36	D	4,204,374
4,707	Wells Fargo Alternative Loan Trust, Mortgage Asset Backed Pass-Through Certificates, Series 2007-PA2	6.000%	6/25/37	D	4,236,752
3,161	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates Series 2007-PA6	2.877%	12/25/37	D	2,466,246
1,727	Wells Fargo Alternative Loan Trust, Mortgage Asset-Backed Pass-Through Certificates, Series 2007-PA1	6.000%	3/25/37	Caa3	1,447,233
614	Wells Fargo Mortgage Backed Securities Trust 2006-AR17, Mortgage Pass-Through Certificates	2.631%	10/25/36	D	553,824
1,047	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificate Series 2006-AR14	2.637%	10/25/36	Caa2	913,432
354	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates Series 2006-AR16	3.086%	10/25/36	CCC	318,969
4,044	Wells Fargo Mortgage Backed Securities Trust, Mortgage Pass-Through Certificates, Series 2007-AR8	6.085%	11/25/37	Caa2	3,564,144
6,405	Wells Fargo Mortgage Backed Securities, Collateralized Mortgage Obligation, Series 2007-AR7 A1, (3)	2.921%	12/25/37	Caa3	5,640,440
4,943	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR10	2.694%	7/25/36	D	4,416,444
341	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	5.989%	9/25/36	Caa1	306,199
764	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR12	3.010%	9/25/36	Caa2	689,399
1,508	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.720%	4/25/36	D	1,397,426
2,184	Wells Fargo Mortgage Securities Trust, Mortgage Pass-Through Certificates, Series 2006-AR8	2.707%	4/25/36	CC	2,084,659
841,562	Total Residential				539,843,188
$ 841,562	Total Mortgage-Backed Securities (cost $521,044,543)				539,843,188

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Asset-Backed Securities - 0.5%
	Wireless Telecommunication Services - 0.5%
$ 2,065	GTP Acquisition Partners I LLC, 144A	4.704%	5/15/18	Ba3	$ 1,989,093
$ 2,065	Total Asset-Backed Securities (cost $2,065,000)				1,989,093
	Total Long-Term Investments (cost $523,109,543)				541,832,281

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments - 6.0%
$ 24,900	Repurchase Agreement with State Street Bank, dated 9/30/13, repurchase price $24,899,522, collateralized by $24,335,000 U.S. Treasury Notes, 2.125%, due 12/31/15, value $25,401,554	0.000%	10/01/13		$ 24,899,522
	Total Short-Term Investments (cost $24,899,522)				24,899,522
	Total Investments (cost $548,009,065) - 136.0%				566,731,803
	Reverse Repurchase Agreements - (35.4)%				(147,624,937)
	Other Assets Less Liabilities - (0.6)%				(2,260,692)
	Net Assets - 100%				$ 416,846,174

Investments in Derivatives as of September 30, 2013

Futures Contracts outstanding:

				Notional	Unrealized
	Contract	Number of	Contract	Amount	Appreciation
Type	Position	Contracts	Expiration	at Value	(Depreciation)
U.S. 5-Year Treasury Note	Short	(49)	12/13	$ (5,931,297)	$ (69,443)
U.S. 10-Year Treasury Note	Short	(33)	12/13	(4,170,891)	(72,572)
				$(10,102,188)	$(142,015)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Mortgage-Backed Securities	$ –	$539,843,188	$ –	$539,843,188
	Asset-Backed Securities	–	1,989,093	–	1,989,093
	Short-Term Investments:
	Repurchase Agreements	–	24,899,522	–	24,899,522
	Derivatives:
	Futures Contracts*	(142,015)	–	–	(142,015)
	Total	$(142,015)	$566,731,803	$ –	$566,589,788

	* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of taxable income from the Feeder PPIP Funds’ investments, recognition of unrealized gain or loss for tax (mark-to-market) on futures contracts and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2013, the cost of investments (excluding investments in derivatives) was $559,925,310.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2013, were as follows:

	Gross unrealized:
	Appreciation				$ 26,253,123
	Depreciation				(19,446,630)
	Net unrealized appreciation (depreciation) of investments				$ 6,806,493

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poors”), Moody’s Investors Service, Inc. (“Moodys”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements.

I/O	Interest only security.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Mortgage Opportunity Term Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2013